Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are:

	2025	2024	2023
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	444,798	551,987	156,991
Over provision of income tax in respect of prior period	(128,250)	-	-
Current income tax expense	316,548	551,987	156,991

Withholding taxes	2,580,750	1,220,098	498,000
Income tax expense reported in the consolidated statement of comprehensive income	2,897,298	1,772,085	654,991

Schedule of Movement of Income Tax Liability

The movement of income tax liability during the year is as follows:

Amount
USD

As at January 1, 2024	156,991
Income tax provision for the year	551,987
Income tax paid during the year	(156,991)
At December 31, 2024	551,987

Income tax provision for the year	444,798
Adjustments for withholding tax credit	(423,438)
Adjustments for prior period	(128,250)
Income tax paid during the year	(305,397)
As at December 31, 2025	139,700

Schedule of Reconciliation of Income Tax Expense and Accounting Loss Multiplied by Weighted Average Statutory Tax Rate

The reconciliation between the income tax expense and the accounting loss multiplied by the weighted average statutory tax rate is as follows:

	2025	2024
	USD	USD

Loss before tax	(86,674,261)	(61,820,463)
Tax at the weighted average statutory tax rate of 6.60% (2024: 7.74%)	(5,718,222)	(4,782,940)
Taxes paid outside the respective jurisdiction (including WHT)	2,580,086	1,170,946

Adjustment for effect of:
Losses for which no deferred tax asset is recognised	5,277,312	4,782,940
Profits in taxable subsidiaries	(128,250)	-
Other permanent differences	886,372	601,139
Income tax expense	2,897,298	1,772,085